Interest Rate Swap Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Company's Current Interest Rate Swap Agreements

Below is a summary of the Company’s current interest rate swap agreements designated as cash flow hedges as of March 31, 2013:

Nominal Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Current Liability (1)	Long-Term Liability (2)	Estimated Total Fair Value at March 31, 2013
$175,000	December 2010	1.3975%	1-Month LIBOR	September 2015	1,915	2,575	4,490
$175,000	December 2010	1.4000%	1-Month LIBOR	September 2015	1,950	2,608	4,558
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	1,434	2,506	3,940

$450,000					$5,299	$7,689	$12,988

(1)	Included in accounts payable and accrued expenses on the condensed consolidated balance sheet as of March 31, 2013.
(2)	Included in other long-term liabilities on the condensed consolidated balance sheet as of March 31, 2013.

Below is a summary of the Company’s interest rate swap agreements, all of which are designated as cash flow hedges, as of December 31, 2012:

							Estimated
Nominal Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Current Liability (1)	Long-Term Liability (2)	Total Fair Value at December 31, 2012
$175,000	December 2010	1.3975%	1-Month LIBOR	September 2015	$1,959	$2,991	$4,950
$175,000	December 2010	1.4000%	1-Month LIBOR	September 2015	1,978	3,004	4,982
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	1,566	2,694	4,260

$450,000					$5,503	$8,689	$14,192

(1)	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
(2)	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.